Shareholder Report, Holdings (Details) - C000259935	Jun. 30, 2026
FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	4.00%
FR_67077M959
Holdings [Line Items]
Percent of Net Asset Value	3.80%
FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_902494103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Agricultural Products
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fertilizers & Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.40%
OUS Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Packaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Paper & Forest Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
U.S. Oil Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.30%